CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Consolidated Statements of Comprehensive Income/(Loss)
Net unrealized gains on available-for-sale investments, net	$ (2,371)	$ 2,018	$ 10,007
Transfer to statements of operations of realized gains on available-for-sale, net	$ 0	$ 0	$ 0